Overview	6 Months Ended
Dec. 31, 2025
Overview [Abstract]
Overview
1.	Overview

Linkers Industries Limited (the “Company”) is incorporated in British Virgin Islands on December 8, 2022 and its registered office at Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, VG1110, British Virgin Islands. The principal place of business of the Company is Lot A99, Jalan 2A-3, Lot A101 and A102, Jalan 2A, Kawasan Perusahaan MIEL Sungai Lalang, 08000 Sungai Petani, Kedah Darul Aman, Malaysia.

These unaudited interim condensed consolidated financial statements comprise the Company and its subsidiaries (the “Company”).

The principal activity of the Company is investment holding. The principal activities of the subsidiaries are disclosed below.

The details of its subsidiaries are as follows:

		Percentage of effective ownership
Name of subsidiary		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2025	December 31, 2025

TEM SP Limited	Investment holding	100%	100%
(British Virgin Islands)

Linkers Asia Pacific Limited	Investment holding	N/A	100%
(British Virgin Islands)

TEM Electronics (M) Sdn Bhd	Manufacturing of connectors,	100%	100%
(Malaysia)	assemblies and wire harness

There have been no significant changes in the nature of these activities during the financial periods ended December 31, 2025 and December 31, 2024.